CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Issued capital	Share option reserve	Currency translation reserve	Deficit
Beginning balance (in shares) at Dec. 31, 2021		145,649
Beginning balance at Dec. 31, 2021	$ 268,270	$ 401,736	$ 9,782	$ 14,194	$ (157,442)
Changes in equity [abstract]
Total comprehensive earnings	3,314			(27,987)	31,301
Net earnings for the year	31,301				31,301
Foreign exchange translation	(27,987)			(27,987)
Stock options exercised (in shares)		1,507
Shares issued on the exercise of stock options	2,467	$ 4,075	(1,608)
Share-based compensation on option grants	2,943		2,943
Stock options forfeited	0		(172)		172
Ending balance (in shares) at Dec. 31, 2022		147,156
Beginning balance at Dec. 31, 2022	276,994	$ 405,811	10,945	(13,793)	(125,969)
Changes in equity [abstract]
Total comprehensive earnings	126,975			10,255	116,720
Net earnings for the year	116,720				116,720
Foreign exchange translation	10,255			10,255
Stock options exercised (in shares)		1,283
Shares issued on the exercise of stock options	3,131	$ 5,108	(1,977)
Share-based compensation on option grants	$ 2,370		2,370
Share repurchased and cancelled ( in shares)	(1,504)
Share repurchased and cancelled	$ (7,145)	$ (4,029)			(3,116)
Ending balance (in shares) at Dec. 31, 2023		146,935
Beginning balance at Dec. 31, 2023	$ 402,325	$ 406,890	$ 11,338	$ (3,538)	$ (12,365)